Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Other than Temporary Impairment					$ 0
Payments to Acquire Equity Method Investments			$ (0)	$ 3,604	3,653	$ 0	$ 0
Gain (Loss), Foreign Currency Transaction, after Tax	$ 1,800	$ 1,100	$ 3,700	$ 1,600	$ 1,576	$ 1,022	$ 594